United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 9/30/18

Date of Reporting Period: Quarter ended 12/31/17

Item 1.	Schedule of Investments

Federated Mortgage Fund
Portfolio of Investments
December 31, 2017 (unaudited)
Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—87.9%
	Federal Home Loan Mortgage Corporation—27.2%
$3,606,190	3.500%, 4/1/2042	$3,729,068
1,779,003	3.500%, 4/1/2042	1,839,621
1,405,989	3.500%, 7/1/2042	1,453,897
8,357,806	3.500%, 5/1/2046	8,587,743
4,439,089	3.500%, 10/1/2046	4,570,926
175,500	4.000%, 8/1/2025	182,775
4,163,214	4.000%, 12/1/2041	4,387,726
13,939	4.500%, 11/1/2018	14,069
89,797	4.500%, 6/1/2019	90,972
62,525	4.500%, 8/1/2022	64,272
440,005	4.500%, 8/1/2024	460,786
344,740	4.500%, 9/1/2030	366,881
781,886	4.500%, 4/1/2040	839,098
341,250	4.500%, 8/1/2040	366,114
1,927,566	4.500%, 9/1/2040	2,068,007
20,715	5.000%, 7/1/2019	20,992
17,351	5.000%, 7/1/2020	17,749
178,689	5.000%, 1/1/2022	185,892
47,764	5.000%, 1/1/2024	51,300
45,048	5.000%, 4/1/2028	48,403
53,366	5.000%, 5/1/2028	57,340
1,153,966	5.000%, 1/1/2034	1,251,418
8,657	5.000%, 6/1/2036	9,405
258,506	5.000%, 3/1/2039	280,755
794,774	5.000%, 10/1/2039	863,055
116,261	5.500%, 10/1/2021	121,535
57,980	5.500%, 10/1/2024	63,559
43,816	5.500%, 11/1/2026	48,031
40,270	5.500%, 10/1/2033	44,262
63,102	5.500%, 8/1/2034	69,919
78,142	5.500%, 1/1/2036	86,674
189,804	5.500%, 2/1/2036	210,619
43,989	5.500%, 3/1/2036	48,853
142,725	5.500%, 6/1/2036	158,213
2,396	5.500%, 6/1/2036	2,659
217,972	5.500%, 10/1/2037	242,001
31,506	5.500%, 11/1/2037	34,979
30,338	5.500%, 1/1/2039	33,654
676,475	5.500%, 10/1/2039	750,415
21,931	6.000%, 7/1/2021	22,945
739,081	6.000%, 4/1/2036	836,072
35,707	6.000%, 12/1/2036	40,503
35,768	6.000%, 12/1/2036	40,414
186,844	6.000%, 7/1/2037	210,510
61,628	7.500%, 1/1/2027	70,368
1,113	7.500%, 8/1/2030	1,305
1

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$661	7.500%, 9/1/2030	$776
3,765	7.500%, 1/1/2031	4,407
2,156	7.500%, 1/1/2031	2,437
3,440	7.500%, 1/1/2031	4,015
76,546	7.500%, 2/1/2031	90,089
33,437	7.500%, 2/1/2031	39,130
	TOTAL	35,086,608
	Federal National Mortgage Association—36.3%
20,740,304	3.000%, 10/1/2046	20,796,282
2,747	3.500%, 8/1/2020	2,837
8,322,249	3.500%, 12/1/2046	8,550,558
265,854	4.000%, 1/1/2025	276,963
144,829	4.000%, 11/1/2030	152,956
436,746	4.000%, 2/1/2031	461,254
214,705	4.000%, 7/1/2031	226,753
2,770,166	4.000%, 12/1/2031	2,925,614
465,564	4.000%, 12/1/2041	491,398
2,915,761	4.000%, 4/1/2042	3,073,912
2,225	4.500%, 5/1/2018	2,231
26,459	4.500%, 12/1/2019	26,814
56,298	4.500%, 6/1/2025	59,914
95,912	4.500%, 11/1/2025	102,073
105,426	4.500%, 6/1/2029	112,198
163,488	4.500%, 7/1/2029	173,988
232,127	4.500%, 9/1/2029	247,036
420,560	4.500%, 10/1/2040	451,383
2,697,236	4.500%, 1/1/2042	2,889,014
1,103,380	4.500%, 2/1/2042	1,181,142
4,124	5.000%, 4/1/2018	4,137
21,152	5.000%, 7/1/2019	21,446
17,380	5.000%, 8/1/2021	17,992
95,180	5.000%, 7/1/2023	99,920
39,441	5.000%, 8/1/2023	42,378
86,410	5.000%, 9/1/2023	92,845
84,639	5.000%, 10/1/2023	90,942
18,469	5.000%, 12/1/2023	19,357
37,840	5.000%, 7/1/2024	40,658
25,620	5.000%, 5/1/2025	27,528
99,780	5.000%, 4/1/2028	107,211
64,951	5.000%, 6/1/2028	69,788
40,827	5.000%, 7/1/2028	43,867
58,476	5.000%, 1/1/2029	62,830
41,092	5.000%, 4/1/2036	44,567
379,623	5.000%, 7/1/2040	410,502
223,309	5.000%, 7/1/2040	241,473
22,424	5.500%, 8/1/2019	22,908
153,866	5.500%, 4/1/2025	168,670
60,871	5.500%, 7/1/2033	67,364
229,142	5.500%, 9/1/2034	253,985
61,935	5.500%, 1/1/2035	68,657
2

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$92,823		5.500%, 2/1/2035	$102,822
100,785		5.500%, 8/1/2035	111,761
265,425		5.500%, 11/1/2035	293,977
254,721		5.500%, 4/1/2036	282,068
328,267		5.500%, 4/1/2036	363,722
112,768		6.000%, 2/1/2026	125,754
479,545		6.000%, 11/1/2034	542,471
55,358		6.000%, 1/1/2035	62,484
5,723		6.000%, 5/1/2036	6,453
21,026		6.000%, 12/1/2036	23,733
20,719		6.000%, 1/1/2037	23,356
417,138		6.000%, 10/1/2037	469,959
2,338		6.500%, 7/1/2029	2,653
1,630		6.500%, 5/1/2030	1,847
4,607		6.500%, 2/1/2031	5,237
479		6.500%, 4/1/2031	541
6,539		6.500%, 4/1/2031	7,424
10,018		6.500%, 5/1/2031	11,378
12,493		6.500%, 6/1/2031	14,094
8,253		6.500%, 6/1/2031	9,341
14,870		6.500%, 7/1/2031	17,022
3,190		6.500%, 8/1/2031	3,593
90,536		6.500%, 11/1/2031	102,587
12,682		6.500%, 11/1/2031	14,435
12,378		6.500%, 12/1/2031	14,038
7,003		6.500%, 8/1/2034	8,024
3,530		7.000%, 4/1/2029	4,084
2,506		7.000%, 4/1/2029	2,890
6,108		7.000%, 5/1/2029	7,054
4,851		7.000%, 2/1/2030	5,575
5,635		8.000%, 12/1/2026	6,528
		TOTAL	46,870,250
		Government National Mortgage Association—24.4%
15,585,207		3.000%, 5/20/2047	15,742,750
4,000,000	[1]	3.500%, 7/20/2047	4,140,885
5,500,000	[1,2]	3.500%, 1/20/2048	5,688,345
3,697,117		4.000%, 5/20/2047	3,857,502
584,008		4.500%, 10/15/2039	627,722
66,449		5.000%, 1/15/2023	69,232
77,749		5.000%, 7/15/2023	81,572
256,864		5.000%, 6/20/2039	279,052
356,264		5.000%, 8/20/2039	388,263
124,404		5.000%, 9/20/2039	135,379
214,889		5.500%, 11/20/2034	235,837
105,072		5.500%, 5/15/2038	118,539
9,808		7.000%, 10/15/2028	11,228
3,520		7.000%, 12/15/2028	4,026
10,600		7.000%, 2/15/2029	12,190
2,906		7.000%, 6/15/2029	3,382
11,134		8.000%, 10/15/2030	13,336
3

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$104,969		8.000%, 11/15/2030	$125,825
		TOTAL	31,535,065
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $111,974,885)	113,491,923
		COLLATERALIZED MORTGAGE OBLIGATIONS—5.2%
		Federal National Mortgage Association—0.3%
56,903		REMIC 1999-13 PH, 6.000%, 4/25/2029	61,829
14,260		REMIC 321 2, 6.500%, 4/25/2032	3,440
398,776		REMIC 356 23, 6.500%, 12/25/2034	84,758
479,865		REMIC 356 24, 6.500%, 9/25/2035	101,791
414,731		REMIC 368 27, 6.500%, 11/25/2035	83,982
		TOTAL	335,800
		Non-Agency Mortgage-Backed Securities—4.9%
151,726		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	115,611
1,156,500		Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	1,175,216
887,202		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	899,455
11,441		Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	8,763
138,255		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	140,433
1,467,654		Sequoia Mortgage Trust 2013-6, Class A2, 3.000%, 5/25/2043	1,464,462
440,336		Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	456,100
1,681,104		Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	1,709,495
319,290		Wells Fargo Mortgage Backed Securities Trust 2005-12, Class 1A1, 5.500%, 11/25/2035	337,083
		TOTAL	6,306,618
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $6,799,746)	6,642,418
		ADJUSTABLE RATE MORTGAGES—0.1%
		Federal Home Loan Mortgage Corporation ARM—0.0%
17,683	[3]	3.465%, 7/1/2035	18,479
		Federal National Mortgage Association ARM—0.1%
54,125	[3]	3.175%, 2/1/2036	57,473
92,348	[3]	3.284%, 7/1/2034	95,896
		TOTAL	153,369
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $163,845)	171,848
		ASSET-BACKED SECURITIES—5.7%
		Auto Receivables—1.8%
2,350,000	[3]	Nextgear Floorplan Master Owner Trust 2016-2A, Class A1, 2.577%, (1-month USLIBOR +1.100%), 9/15/2021	2,350,960
		Equipment Lease—1.7%
1,800,000		Dell Equipment Finance Trust 2016-1, Class D, 3.240%, 7/22/2022	1,812,003
350,000		Great America Leasing Receivables 2015-1, Class C, 2.680%, 6/20/2022	349,919
		TOTAL	2,161,922
		Other—1.9%
2,073,789	[3]	Chesapeake Funding II LLC 2016-2A, Class A2, 2.477%, (1-month USLIBOR +1.000%), 6/15/2028	2,085,407
393,821		Sierra Receivables Funding Co. LLC 2015-1A, Class A, 2.400%, 3/22/2032	391,472
		TOTAL	2,476,879
4

Principal Amount			Value
		ASSET-BACKED SECURITIES—continued
		Student Loans—0.3%
$390,064	[3]	SMB Private Education Loan Trust 2016-B, Class A1, 2.127%, (1-month USLIBOR +0.650%), 11/15/2023	$390,555
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $7,357,453)	7,380,316
		INVESTMENT COMPANY—5.5%
7,151,529	[4]	Federated Government Obligations Fund, Premier Shares, 1.18%[5] (AT COST)	7,151,529
		TOTAL INVESTMENT IN SECURITIES—104.4% (IDENTIFIED COST $133,447,458)	134,838,034
		OTHER ASSETS AND LIABILITIE - NET—(4.4)%[6]	(5,631,512)
		TOTAL NET ASSETS—100%	$129,206,522
At December 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
[7]United States Treasury Long Bond Short Futures	7	$1,071,000	March 2018	$914
[7]United States Treasury Note 10-Year Short Futures	15	$1,860,703	March 2018	$12,891
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$13,805
The average notional value of short futures contracts held by the Fund throughout the period was $3,048,477. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
4	Affiliated holding.
Affiliated fund holdings are investment companies which are managed by Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2017, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 9/30/2017	8,555,196
Purchases/Additions	7,853,391
Sales/Reductions	(9,257,058)
Balance of Shares Held 12/31/2017	7,151,529
Value	$7,151,529
Change in Unrealized Appreciation/Depreciation	NA
Net Realized Gain/(Loss)	NA
Dividend Income	$27,339
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2017.
5

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$113,491,923	$—	$113,491,923
Collateralized Mortgage Obligations	—	6,642,418	—	6,642,418
Adjustable Rate Mortgages	—	171,848	—	171,848
Asset-Backed Securities	—	7,380,316	—	7,380,316
Investment Company	7,151,529	—	—	7,151,529
6

Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
TOTAL SECURITIES	$7,151,529	$127,686,505	$—	$134,838,034
Other Financial Instruments[1]
Assets	13,805	—	—	13,805
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$13,805	$—	$—	$13,805
1	Other financial instruments are futures contracts.
7

The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
8
Federated Ultrashort Bond Fund
Portfolio of Investments
December 31, 2017 (unaudited)
Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—0.1%
		Federal National Mortgage Association—0.1%
$171,692		FNMA ARM 544848, 2.687%, 4/01/2030	$174,570
1,095,961		FNMA ARM 544872, 2.703%, 7/01/2034	1,123,504
278,848		FNMA ARM 556379, 2.402%, 5/01/2040	281,253
1,118,535		FNMA ARM 618128, 1.982%, 8/01/2033	1,127,033
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $2,700,360)	2,706,360
		ASSET-BACKED SECURITIES—48.1%
		Auto Receivables—15.7%
3,722,917		ARI Fleet Lease Trust 2016-A, Class A2, 1.82%, 7/15/2024	3,720,445
4,000,000		ARI Fleet Lease Trust 2017-A, Class A2, 1.91%, 4/15/2026	3,990,998
3,505,000		ARI Fleet Lease Trust 2017-A, Class A3, 2.28%, 4/15/2026	3,485,575
6,533,603		AmeriCredit Automobile Receivables Trust 2013-3, Class D, 3.00%, 7/8/2019	6,535,390
2,560,000		AmeriCredit Automobile Receivables Trust 2013-4, Class D, 3.31%, 10/8/2019	2,565,063
4,000,000		AmeriCredit Automobile Receivables Trust 2016-1, Class D, 3.59%, 2/8/2022	4,069,892
15,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.42%, 4/18/2023	14,950,774
13,000,000		AmeriCredit Automobile Receivables Trust 2017-3, Class D, 3.18%, 7/18/2023	13,031,276
978,215		BMW Vehicle Lease Trust 2015-2, Class A3, 1.40%, 9/20/2018	978,045
7,000,000		BMW Vehicle Lease Trust 2016-1, Class A4, 1.51%, 6/20/2019	6,985,906
6,800,000		BMW Vehicle Lease Trust 2016-2, Class A4, 1.57%, 2/20/2020	6,763,763
4,350,000		BMW Vehicle Lease Trust 2017-2, Class A4, 2.19%, 3/22/2021	4,336,842
5,000,000		California Republic Auto Receivable Trust 2016-2, Class B, 2.52%, 5/16/2022	4,959,199
2,400,000		California Republic Auto Receivable Trust 2016-2, Class C, 3.51%, 3/15/2023	2,331,202
10,500,000		Canadian Pacer Auto Receivable 2017-1A, Class A3, 2.05%, 3/19/2021	10,456,191
3,400,000		Capital Auto Receivables Asset Trust 2016-3, Class A3, 1.54%, 8/20/2020	3,391,646
1,890,000	[1]	Chesapeake Funding II LLC 2017-2A, Class A2, 1.927%, (1-month USLIBOR +0.450%), 5/15/2029	1,894,352
8,500,000	[1]	Chesapeake Funding II LLC 2017-4A, Class A2, 1.817%, (1-month USLIBOR +0.340%), 11/15/2029	8,502,209
4,000,000		Chesapeake Funding II LLC 2017-4A, Class B, 2.59%, 11/15/2029	3,979,098
1,500,000		Chesapeake Funding II LLC 2017-4A, Class C, 2.76%, 11/15/2029	1,491,824
2,750,000		Chesapeake Funding II LLC 2017-4A, Class D, 3.26%, 11/15/2029	2,735,015
7,000,000	[1]	Chesapeake Funding LLC 2017-3A, Class A2, 1.817%, (1-month USLIBOR +0.340%), 8/15/2029	7,007,402
3,900,000		Chesapeake Funding LLC 2017-3A, Class B, 2.57%, 8/15/2029	3,860,971
2,300,000		Chesapeake Funding LLC 2017-3A, Class C, 2.78%, 8/15/2029	2,276,010
2,000,000		Chesapeake Funding LLC 2017-3A, Class D, 3.38%, 8/15/2029	1,979,053
6,000,000		Drive Auto Receivables Trust 2016-B 2016-BA, Class C, 3.19%, 7/15/2022	6,047,707
1,138,013		Drive Auto Receivables Trust 2016-CA, Class A3, 1.67%, 11/15/2019	1,137,886
8,430,000		Drive Auto Receivables Trust 2016-CA, Class C, 3.02%, 11/15/2021	8,495,029
3,000,000		Drive Auto Receivables Trust 2017-3, Class C, 2.80%, 7/15/2022	3,003,025
10,000,000		Drive Auto Receivables Trust 2017-AA, Class C, 2.98%, 1/18/2022	10,061,504
2,650,000		Drive Auto Receivables Trust 2017-BA, Class B, 2.20%, 5/15/2020	2,651,955
5,301,307		Enterprise Fleet Financing LLC 2016-1 A2, Class A2, 1.83%, 9/20/2021	5,298,716
1,789,459		Enterprise Fleet Financing LLC 2016-2, Class A2, 1.74%, 2/22/2022	1,785,913
3,750,000		GM Financial Automobile Leasing Trust 2016-3, Class C, 2.38%, 5/20/2020	3,730,470
1,250,000		GM Financial Automobile Leasing Trust 2017-2, Class A4, 2.18%, 6/21/2021	1,238,039
7,300,000		GM Financial Automobile Leasing Trust 2017-3, Class C, 2.73%, 9/20/2021	7,232,057
3,000,000		GM Financial Consumer Automobile Receivables Trust 2017-1A, Class B, 2.30%, 6/16/2023	2,976,379
4,500,000		GM Financial Consumer Automobile Receivables Trust 2017-3A, Class A3, 1.97%, 5/16/2022	4,475,113

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$6,750,000		GMF Floorplan Owner Revolving Trust 2015-1, Class C, 2.22%, 5/15/2020	$6,747,632
17,384,000		GMF Floorplan Owner Revolving Trust 2015-1, Class D, 2.57%, 5/15/2020	17,350,493
8,200,000		GMF Floorplan Owner Revolving Trust 2017-1, Class C, 2.97%, 1/18/2022	8,213,809
3,100,000		General Motors 2016-1, Class C, 2.85%, 5/17/2021	3,092,380
2,000,000		Harley-Davidson Motorcycle Trust 2016-A, Class B, 2.71%, 3/15/2024	1,957,489
8,000,000		Huntington Auto Trust 2016-1, Class D, 2.96%, 8/15/2023	7,909,900
10,000,000		Hyundai Auto Lease Securitization Trust 2016-A, Class B, 2.10%, 10/15/2020	9,979,119
3,250,000		Hyundai Auto Lease Securitization Trust 2016-B, Class A4, 1.68%, 4/15/2020	3,241,085
17,500,000		Hyundai Auto Lease Securitization Trust 2016-C, Class B, 1.86%, 5/17/2021	17,348,684
17,000,000		Hyundai Auto Lease Securitization Trust 2017-A, Class B, 2.39%, 5/17/2021	16,895,853
6,000,000		Hyundai Auto Lease Securitization Trust 2017-B, Class A4, 2.13%, 3/15/2021	5,974,606
6,800,000		Hyundai Auto Lease Securitization Trust 2017-C, Class B, 2.46%, 7/15/2022	6,773,576
9,500,000		Hyundai Auto Receivables Trust 2017-B, Class C, 2.44%, 5/15/2024	9,381,366
7,314,626		Mercedes-Benz Auto Lease Trust 2015-B, Class A4, 1.53%, 5/17/2021	7,313,808
5,800,000		Mercedes-Benz Auto Lease Trust 2016-B, Class A4, 1.52%, 6/15/2022	5,767,911
17,000,000		Mercedes-Benz Auto Lease Trust 2017-A, Class A4, 2.01%, 1/17/2023	16,953,668
6,000,000	[1]	Mercedes-Benz Master Owner Trust 2016-BA, Class A, 2.177%, (1-month USLIBOR +0.700%), 5/17/2021	6,044,632
12,000,000		Motor PLC 2017-1A, Class A1, 1.858%, 9/25/2024	12,017,292
15,000,000		Nextgear Floorplan Master Owner Trust 2015-2A, Class A, 2.38%, 10/15/2020	15,017,956
5,000,000	[1]	Nextgear Floorplan Master Owner Trust 2016-1A, Class A1, 3.177%, (1-month USLIBOR +1.700%), 4/15/2021	5,078,301
6,300,000	[1]	Nextgear Floorplan Master Owner Trust 2016-2A, Class A1, 2.577%, (1-month USLIBOR +1.100%), 9/15/2021	6,302,573
10,000,000	[1]	Nextgear Floorplan Master Owner Trust 2017-1A, Class A1, 2.327%, (1-month USLIBOR +0.850%), 4/18/2022	10,055,314
5,000,000	[1]	Nextgear Floorplan Master Owner Trust 2017-2A, Class A1, 2.157%, (1-month USLIBOR +0.680%), 10/17/2022	5,012,221
7,000,000		Nextgear Floorplan Master Owner Trust 2017-2A, Class B, 3.02%, 10/17/2022	6,957,773
3,500,000		Nissan Auto Lease Trust 2016-B, Class A4, 1.61%, 1/18/2022	3,486,233
3,400,000		Nissan Auto Lease Trust 2017-B, Class A4, 2.17%, 12/15/2021	3,380,043
6,841,457		Santander Drive Auto Receivables Trust 2013-3, Class D, 2.42%, 4/15/2019	6,842,795
3,000,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.49%, 5/17/2021	3,027,098
11,000,000		Santander Drive Auto Receivables Trust 2016-1, Class B, 2.47%, 12/15/2020	11,016,513
8,000,000		Santander Drive Auto Receivables Trust 2017-1, Class A3, 1.77%, 9/15/2020	7,982,294
6,000,000		Santander Drive Auto Receivables Trust 2017-3, Class C, 2.76%, 12/15/2022	6,010,913
3,000,000		Securitized Term Auto Receivables Trust 2016-1A, Class A4, 1.794%, 2/25/2021	2,962,780
7,500,000		Securitized Term Auto Receivables Trust 2017-1A, Class A4, 2.209%, 6/25/2021	7,458,442
7,700,000		Securitized Term Auto Receivables Trust 2017-2A, Class A3, 2.04%, 4/26/2021	7,655,050
6,000,000		World Omni Auto Receivables Trust 2017-B, Class A2A, 1.61%, 2/16/2021	5,980,692
2,250,000		World Omni Auto Receivables Trust 2017-B, Class B, 2.37%, 5/15/2024	2,227,605
6,000,000		World Omni Automobile Lease Securitization Trust 2016-A, Class B, 1.85%, 1/15/2022	5,931,367
		TOTAL	469,761,200
		Credit Card—18.3%
14,500,000	[1]	American Express Credit Account Master 2013-1, Class B, 2.177%, (1-month USLIBOR +0.700%), 2/16/2021	14,544,067
8,200,000	[1]	American Express Credit Account Master Trust 2017-2, Class A, 2.038%, (1-month USLIBOR +0.450%), 9/16/2024	8,266,823
6,679,000	[1]	American Express Credit Account Master Trust 2017-5, Class B, 2.057%, (1-month USLIBOR +0.580%), 2/18/2025	6,704,374
10,546,000	[1]	American Express Credit Account Master Trust 2017-8, Class B, 1.755%, (1-month USLIBOR +0.260%), 5/16/2022	10,581,421
18,834,000	[1]	American Express Issuance Trust II 2013-1, Class C, 2.177%, (1-month USLIBOR +0.700%), 2/15/2019	18,843,328
3,111,000	[1]	American Express Issuance Trust II 2013-2, Class B, 2.177%, (1-month USLIBOR +0.700%), 8/15/2019	3,120,247
13,250,000	[1]	Bank of America Credit Card 2016-A1, Class A, 1.867%, (1-month USLIBOR +0.390%), 10/15/2021	13,298,197
19,650,000	[1]	Bank of America Credit Card Trust 2014-A1, Class A, 1.857%, (1-month USLIBOR +0.380%), 6/15/2021	19,711,514
12,225,000	[1]	Bank of America Credit Card Trust 2015-A1, Class A, 1.807%, (1-month USLIBOR +0.330%), 6/15/2020	12,226,186
4,500,000		Bank of America Credit Card Trust 2017-A1, Class A1, 1.95%, 8/15/2022	4,481,349

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$2,600,000	[1]	Barclays Dryrock Issuance Trust 2017-1, Class A, 1.807%, (1-month USLIBOR +0.330%), 3/15/2023	$2,607,941
13,425,000	[1]	Barclays Dryrock Issuance Trust 2017-2, Class A, 1.777%, (1-month USLIBOR +0.300%), 5/15/2023	13,431,643
17,300,000	[1]	Capital One Multi Asset Execution Trust 2014-A4, Class A4, 1.837%, (1-month USLIBOR +0.360%), 6/15/2022	17,373,314
7,700,000	[1]	Capital One Multi-Asset Execution Trust 2004-B3, Class B3, 2.207%, (1-month USLIBOR +0.730%), 1/18/2022	7,744,979
15,000,000	[1]	Capital One Multi-Asset Execution Trust 2016-A7, Class A7, 1.987%, (1-month USLIBOR +0.510%), 9/16/2024	15,081,732
9,100,000	[1]	Cards II Trust 2017-1A, Class A, 1.847%, (1-month USLIBOR +0.370%), 4/18/2022	9,122,041
11,000,000	[1]	Cards II TRUST 2017-2A, Class A, 1.737%, (1-month USLIBOR +0.260%), 10/17/2022	11,001,937
15,600,000	[1]	Cards II Trust, Class A, 2.177%, (1-month USLIBOR +0.700%), 7/15/2021	15,646,931
15,000,000	[1]	Chase Issuance Trust 2014-A5, Class A5, 1.847%, (1-month USLIBOR +0.370%), 4/15/2021	15,057,865
20,000,000		Chase Issuance Trust 2016-A6, Class A6, 1.10%, 1/15/2020	19,996,434
15,000,000	[1]	Chase Issuance Trust 2017-A1, Class A, 1.777%, (1-month USLIBOR +0.300%), 1/18/2022	15,055,791
15,500,000	[1]	Citibank Credit Card Issuance Trust 2013-A2, Class A2, 1.832%, (1-month USLIBOR +0.280%), 5/26/2020	15,514,504
10,000,000	[1]	Citibank Credit Card Issuance Trust 2016-A3, Class A3, 1.893%, (1-month USLIBOR +0.490%), 12/7/2023	10,099,754
10,000,000	[1]	Citibank Credit Card Issuance Trust 2017-A4, Class A4, 1.623%, (1-month USLIBOR +0.220%), 4/7/2022	10,020,160
13,500,000	[1]	Discover Card Execution Note Trust 2013-A6, Class A6, 1.927%, (1-month USLIBOR +0.450%), 4/15/2021	13,543,485
11,829,000	[1]	Discover Card Execution Note Trust 2014-A1, Class A1, 1.907%, (1-month USLIBOR +0.430%), 7/15/2021	11,870,445
9,000,000		Discover Card Execution Note Trust 2016 - A1, Class A1, 1.64%, 7/15/2021	8,969,655
6,250,000	[1]	Discover Card Execution Note Trust 2017 - A1, Class A1, 1.967%, (1-month USLIBOR +0.490%), 7/15/2024	6,300,220
14,700,000	[1]	Discover Card Execution Note Trust 2017-A7, Class A7, 1.837%, (1-month USLIBOR +0.360%), 4/15/2025	14,768,054
14,575,000	[1]	Evergreen Credit Card Trust Series 2016-1, Class A, 2.197%, (1-month USLIBOR +0.720%), 4/15/2020	14,601,842
16,000,000	[1]	Evergreen Credit Card Trust Series 2016-3, Class A, 1.977%, (1-month USLIBOR +0.500%), 11/16/2020	16,051,640
15,000,000	[1]	Evergreen Credit Card Trust Series 2017-1, Class A, 1.737%, (1-month USLIBOR +0.260%), 10/15/2021	15,024,918
12,000,000	[1]	First National Master Note Trust 2017-1, Class A, 1.877%, (1-month USLIBOR +0.400%), 4/18/2022	12,021,482
8,300,000	[1]	First National Master Note Trust 2017-2, Class A, 1.917%, (1-month USLIBOR +0.440%), 10/16/2023	8,306,997
20,500,000	[1]	Golden Credit Card Trust 2014-2A, Class A, 1.927%, (1-month USLIBOR +0.450%), 3/15/2021	20,571,035
4,250,000	[1]	Golden Credit Card Trust 2016-1A, Class A, 2.077%, (1-month USLIBOR +0.600%), 1/15/2020	4,250,639
5,000,000		Golden Credit Card Trust 2016-5A, Class A, 1.60%, 9/15/2021	4,947,315
15,000,000	[1]	Golden Credit Card Trust 2017-1A, Class A, 1.877%, (1-month USLIBOR +0.400%), 2/15/2021	15,040,729
20,000,000	[1]	Golden Credit Card Trust 2017-4A, Class A, 1.997%, (1-month USLIBOR +0.520%), 7/15/2024	20,087,800
10,000,000	[1]	MBNA Credit Card Master Note Trust 2004-A3, Class A3, 1.737%, (1-month USLIBOR +0.260%), 8/16/2021	10,020,343
3,250,000		Master Credit Card Trust 2017-1A, Class B, 2.56%, 7/21/2021	3,242,137
12,500,000		Master Credit Card Trust 2017-1A, Class C, 3.06%, 7/21/2021	12,536,823
19,200,000	[1]	Master Credit Card Trust II 2016-1A, Class A, 2.261%, (1-month USLIBOR +0.750%), 9/23/2019	19,226,495
7,000,000		Master Credit Card Trust II 2016-1A, Class C, 2.57%, 9/23/2019	6,997,029
20,000,000	[1]	Trillium Credit Card Trust II 2016-1A, Class A, 2.272%, (1-month USLIBOR +0.720%), 5/26/2021	20,050,277
		TOTAL	547,961,892
		Equipment Lease—3.7%
4,835,500		CLI Funding LLC 2013-1A, Class Note, 2.83%, 3/18/2028	4,771,965
15,000,000		Dell Equipment Finance Trust 2015-2, Class D, 3.61%, 3/22/2021	15,008,489
2,750,000		Dell Equipment Finance Trust 2016-1, Class D, 3.24%, 7/22/2022	2,768,338
5,656,000		Dell Equipment Finance Trust 2017-1, Class D, 3.44%, 4/24/2023	5,647,709
4,575,000		Dell Equipment Finance Trust 2017-2, Class C, 2.73%, 10/24/2022	4,555,570
3,250,000		Dell Equipment Finance Trust 2017-2, Class D, 3.27%, 10/23/2023	3,236,871
4,100,000		Great America Leasing Receivables 2015-1, Class C, 2.68%, 6/20/2022	4,099,052
5,176,772		Great America Leasing Receivables 2016-1 A, Class A3, 1.73%, 6/20/2019	5,171,526
6,316,000		Great America Leasing Receivables 2017-1, Class B, 2.59%, 1/20/2023	6,261,804
2,850,000		Great America Leasing Receivables 2017-1, Class C, 2.89%, 1/22/2024	2,825,955
12,900,089		John Deere Owner Trust 2017-A, Class A2, 1.50%, 10/15/2019	12,882,087
2,900,000		Volvo Financial Equipment LLC 2014-1A, Class B, 1.66%, 11/16/2020	2,899,277

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$3,250,000		Volvo Financial Equipment LLC 2014-1A, Class C, 1.94%, 11/15/2021	$3,249,505
6,450,000		Volvo Financial Equipment LLC 2015-1A, Class B, 2.27%, 3/16/2020	6,453,454
13,964		Volvo Financial Equipment LLC 2016-1A, Class A2, 1.44%, 10/15/2018	13,962
9,000,000		Volvo Financial Equipment LLC 2016-1A, Class C, 2.44%, 2/15/2023	8,922,965
4,250,000		Volvo Financial Equipment LLC, Series 2017-1A, Class B, 2.40%, 1/18/2022	4,216,463
5,000,000		Volvo Financial Equipment LLC, Series 2017-1A, Class C, 2.60%, 4/15/2024	4,972,076
11,750,000	[1]	Volvo Financial Equipment Master Series 2017- A, Class A, 1.977%, (1-month USLIBOR +0.500%), 11/15/2022	11,797,029
		TOTAL	109,754,097
		Home Equity Loan—0.1%
1,986,475	[1]	Carrington Mortgage Loan Trust, Class A3, 1.732%, (1-month USLIBOR +0.180%), 2/25/2036	1,990,536
28,887	[1]	Countrywide Asset Backed Certificates 2004-4, Class A, 2.292%, (1-month USLIBOR +0.740%), 8/25/2034	26,709
101,373	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 2.572%, (1-month USLIBOR +1.020%), 11/25/2034	102,603
109,416	[2]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	13,043
161,745	[1]	Option One Mortgage Loan Trust 2005-1, Class A1B, 2.212%, (1-month USLIBOR +0.660%), 2/25/2035	159,439
99,131	[1]	Quest Trust 2004 - X1, Class A, 2.212%, (1-month USLIBOR +0.660%), 3/25/2034	99,709
417,771		Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	418,205
2,532,132	[2]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	0
		TOTAL	2,810,244
		Manufactured Housing—0.0%
18,723		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	19,070
		Other—10.2%
1,386,251	[1]	Bank of America Student Loan Trust 2010-1A, Class A, 2.167%, (3-month USLIBOR +0.800%), 2/25/2043	1,393,718
4,754,853	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 2.232%, (1-month USLIBOR +0.680%), 10/25/2035	4,767,111
4,794,314	[1]	Navient Student Loan Trust 2017-3A, Class A1, 1.852%, (1-month USLIBOR +0.300%), 7/26/2066	4,798,387
4,875,000	[1]	Navistar Financial Dealer Note Master Trust 2016-1, Class A, 2.902%, (1-month USLIBOR +1.350%), 9/27/2021	4,904,044
6,750,000	[1]	Navistar Financial Dealer Note Master Trust 2016-1, Class B, 3.302%, (1-month USLIBOR +1.750%), 9/27/2021	6,748,733
4,590,000	[1]	Navistar Financial Dealer Note Master Trust 2016-1, Class C, 3.852%, (1-month USLIBOR +2.300%), 9/27/2021	4,600,792
4,500,000	[1]	Navistar Financial Dealer Note Master Trust 2016-1, Class D, 4.852%, (1-month USLIBOR +3.300%), 9/27/2021	4,523,576
2,388,616	[1]	New Hampshire Higher Education Loan Co., 2011-1, Class A2, 2.217%, (3-month USLIBOR +0.850%), 10/25/2025	2,391,004
3,543,270	[1]	New Hampshire Higher Education Loan Co., 2012-1, Class A, 1.828%, (1-month USLIBOR +0.500%), 10/25/2028	3,541,179
8,325,000		PFS Financing Corp. 2016-BA, Class A, 1.87%, 10/15/2021	8,220,282
10,000,000		PFS Financing Corp. 2016-BA, Class B, 2.28%, 10/15/2021	9,845,007
4,500,000	[1]	PFS Financing Corp. 2017-AA, Class A, 2.057%, (1-month USLIBOR +0.580%), 3/15/2021	4,514,077
9,500,000	[1]	PFS Financing Corp. 2017-AA, Class B, 2.427%, (1-month USLIBOR +0.950%), 3/15/2021	9,509,371
12,350,000	[1]	PFS Financing Corp. 2017-BA, Class A1, 2.077%, (1-month USLIBOR +0.600%), 7/15/2022	12,359,809
8,000,000		PFS Financing Corp. 2017-BA, Class B, 2.57%, 7/15/2022	7,961,502
6,450,000	[1]	PFS Financing Corp. 2017-C, Class B, 2.277%, (1-month USLIBOR +0.800%), 10/15/2021	6,456,353
8,000,000		PFS Financing Corp. 2017-D, Class B, 2.74%, 10/17/2022	8,010,686
5,650,000	[1]	PFS Financing Corp. 2016-A, Class A, 2.677%, (1-month USLIBOR +1.200%), 2/18/2020	5,657,028
9,000,000	[1]	PFS Financing Corp. 2016-A, Class B, 3.227%, (1-month USLIBOR +1.750%), 2/18/2020	9,004,508
5,941,510		SLM Private Education Loan Trust 2012-B, Class A2, 3.48%, 10/15/2030	5,967,000
7,870,441	[1]	SLM Student Loan Trust 2010-A, Class 2A, 4.727%, (1-month USLIBOR +3.250%), 5/16/2044	8,105,216
2,695,919	[1]	SLM Student Loan Trust 2011-1, Class A1, 1.848%, (1-month USLIBOR +0.520%), 3/25/2026	2,706,529
4,443,758	[1]	SLM Student Loan Trust 2011-2, Class A1, 1.928%, (1-month USLIBOR +0.600%), 11/25/2027	4,463,450
1,820,973		SLM Student Loan Trust 2012-C, Class A2, 3.31%, 10/15/2046	1,829,757
5,766,720	[1]	SLM Student Loan Trust 2013-A, Class A2B, 2.527%, (1-month USLIBOR +1.050%), 5/17/2027	5,799,656
7,000,000		SLM Student Loan Trust 2013-A, Class B, 2.50%, 3/15/2047	7,006,815
12,000,000		SLM Student Loan Trust 2013-B, Class B, 3.00%, 5/16/2044	12,028,562
7,193,603	[1]	SLM Student Loan Trust 2013-C, Class A2B, 2.877%, (1-month USLIBOR +1.400%), 10/15/2031	7,265,772

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$8,348,636	[1]	SLM Student Loan Trust 2014-A, Class A2B, 2.627%, (1-month USLIBOR +1.150%), 1/15/2026	$8,423,753
2,745,700	[1]	SLMA 2013-B A2B, Class A2B, 2.577%, (1-month USLIBOR +1.100%), 6/17/2030	2,766,707
571,310	[1]	SMB Private Education Loan Trust 2016-A, Class A1, 2.177%, (1-month USLIBOR +0.700%), 5/15/2023	571,645
580,095	[1]	SMB Private Education Loan Trust 2016-B, Class A1, 2.127%, (1-month USLIBOR +0.650%), 11/15/2023	580,825
6,803,896	[1]	SMB Private Education Loan Trust 2017-A, Class A1, 1.927%, (1-month USLIBOR +0.450%), 6/17/2024	6,823,409
3,116,815		Sierra Receivables Funding Co. LLC 2015-1A, Class A, 2.40%, 3/22/2032	3,098,222
4,958,552		Sierra Receivables Funding Co. LLC, Class A, 2.30%, 10/20/2031	4,939,081
4,516,971		Sierra Receivables Funding Co., 2013-3A, Class A, 2.20%, 10/20/2030	4,516,202
315,072	[1]	Social Professional Loan Program LLC 2014-A, Class A1, 2.838%, (1-month USLIBOR +1.600%), 6/25/2025	318,692
1,301,025	[1]	Social Professional Loan Program LLC 2014-B, Class A1, 2.802%, (1-month USLIBOR +1.250%), 8/25/2032	1,316,977
3,234,084	[1]	Social Professional Loan Program LLC 2015-A, Class A1, 2.529%, (1-month USLIBOR +1.200%), 3/25/2033	3,283,581
3,151,653	[1]	Social Professional Loan Program LLC 2016-D, Class A1, 2.502%, (1-month USLIBOR +0.950%), 1/25/2039	3,192,636
5,872,892	[1]	Social Professional Loan Program LLC 2016-E, Class A1, 2.402%, (1-month USLIBOR +0.850%), 7/25/2039	5,941,762
8,810,862	[1]	Social Professional Loan Program LLC 2017-A, Class A1, 2.252%, (1-month USLIBOR +0.700%), 3/26/2040	8,880,686
2,779,468		Social Professional Loan Program LLC 2017-B, Class A1FX, 1.83%, 5/25/2040	2,773,365
6,131,847	[1]	Social Professional Loan Program LLC 2017-C, Class A1, 2.152%, (1-month USLIBOR +0.600%), 7/25/2040	6,148,116
4,134,390		Social Professional Loan Program LLC 2017-D, Class A1FX, 1.72%, 9/25/2040	4,123,005
11,500,831	[1]	Social Professional Loan Program LLC 2017-E, Class A1, 2.052%, (1-month USLIBOR +0.500%), 11/26/2040	11,529,323
8,000,000		Social Professional Loan Program LLC 2017-F, Class A1FX, 2.05%, 1/25/2041	7,989,718
5,131,100		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.26%, 8/25/2025	5,165,709
3,860,194		Sofi Consumer Loan Program Trust 2016-2, Class A, 3.09%, 10/27/2025	3,881,907
2,715,707		Sofi Consumer Loan Program Trust 2016-3, Class A, 3.05%, 12/26/2025	2,730,671
9,555,355		Sofi Consumer Loan Program Trust 2017-1, Class A, 3.28%, 1/26/2026	9,652,626
6,493,213		Sofi Consumer Loan Program Trust 2017-3, Class A, 2.77%, 5/25/2026	6,518,484
9,449,301		Sofi Consumer Loan Program Trust 2017-6, Class A1, 2.20%, 11/25/2026	9,429,124
920,846		Sofi Professional Loan Program 2016-B LLC, Class A2A, 1.68%, 3/25/2031	919,850
6,201,610	[1]	State Board of Regents of the State of Utah 2016-1, Class A, 2.302%, (1-month USLIBOR +0.750%), 9/25/2056	6,207,669
		TOTAL	306,103,669
		Rate Reduction Bond—0.1%
3,622,559		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.55%, 10/20/2023	3,853,996
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,441,776,043)	1,440,264,168
		CORPORATE BONDS—33.0%
		Basic Industry - Chemicals—0.3%
3,000,000	[1]	DuPont (E.I.) de Nemours & Co., Sr. Unsecd. Note, 1.907%, (3-month USLIBOR +0.530%), 5/1/2020	3,019,869
5,000,000		DuPont (E.I.) de Nemours & Co., Sr. Unsecd. Note, 2.20%, 5/1/2020	4,996,979
		TOTAL	8,016,848
		Capital Goods - Aerospace & Defense—0.2%
7,380,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.08%, 10/15/2020	7,324,235
		Capital Goods - Construction Machinery—0.1%
3,000,000		CNH Industrial Capital LLC, Sr. Unsecd. Note, 4.375%, 11/6/2020	3,120,000
		Communications - Cable & Satellite—0.3%
9,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 6.75%, 7/1/2018	9,200,322
		Communications - Media & Entertainment—1.0%
2,075,000		British Sky Broadcasting Group PLC, Series 144A, 2.625%, 9/16/2019	2,079,679
5,000,000		CBS Corp., 2.30%, 8/15/2019	4,997,966
4,800,000	[1]	Discovery Communications LLC, Sr. Unsecd. Note, 2.335%, (3-month USLIBOR +0.710%), 9/20/2019	4,827,761
1,200,000	[1]	Moody's Corp., Sr. Unsecd. Note, 1.837%, (3-month USLIBOR +0.350%), 9/4/2018	1,201,076
1,870,000		S&P Global, Inc., Sr. Note, 2.50%, 8/15/2018	1,875,682

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Media & Entertainment—continued
$10,000,000	[1]	Walt Disney Co., Floating Rate Note - Sr. Note, Series GMTN, 1.789%, (3-month USLIBOR +0.310%), 5/30/2019	$10,034,743
5,000,000	[1]	Walt Disney Co., Sr. Unsecd. Note, 1.670%, (3-month USLIBOR +0.320%), 1/8/2019	5,014,562
		TOTAL	30,031,469
		Communications - Telecom Wirelines—0.8%
8,000,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	8,029,048
7,000,000	[1]	Verizon Communications, Inc., Floating Rate Note - Sr. Note, 2.370%, (3-month USLIBOR +0.770%), 6/17/2019	7,059,575
3,680,000	[1]	Verizon Communications, Inc., Floating Rate Note - Sr. Note, 3.324%, (3-month USLIBOR +1.750%), 9/14/2018	3,720,783
4,170,000	[1]	Verizon Communications, Inc., Sr. Unsecd. Note, 2.600%, (3-month USLIBOR +1.000%), 3/16/2022	4,254,624
		TOTAL	23,064,030
		Consumer Cyclical - Automotive—3.7%
4,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series 144A, 1.60%, 2/16/2018	3,997,855
100,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 1.95%, 7/20/2020	99,243
7,750,000	[1]	Daimler Finance NA LLC, Floating Rate Note - Sr. Note, Series 144A, 2.237%, (3-month USLIBOR +0.860%), 8/1/2018	7,779,830
4,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 1.921%, (3-month USLIBOR +0.530%), 5/5/2020	4,014,577
15,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.350%, (3-month USLIBOR +1.000%), 1/9/2020	15,152,980
3,570,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.956%, (3-month USLIBOR +1.270%), 3/28/2022	3,631,553
10,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series MTN, 2.930%, (3-month USLIBOR +1.580%), 1/8/2019	10,125,180
4,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.289%, (3-month USLIBOR +0.930%), 4/13/2020	4,041,350
9,090,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.909%, (3-month USLIBOR +1.550%), 1/14/2022	9,315,996
10,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.419%, (3-month USLIBOR +2.060%), 1/15/2019	10,171,745
4,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.083%, (3-month USLIBOR +0.520%), 9/13/2019	4,015,218
10,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.249%, (3-month USLIBOR +0.890%), 1/13/2022	10,130,319
4,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.376%, (3-month USLIBOR +0.690%), 9/28/2022	4,020,985
6,900,000		RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	6,924,229
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 1.743%, (3-month USLIBOR +0.390%), 1/17/2019	5,018,876
7,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 1.794%, (3-month USLIBOR +0.440%), 10/18/2019	7,027,264
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 2.046%, (3-month USLIBOR +0.690%), 1/11/2022	5,053,331
		TOTAL	110,520,531
		Consumer Cyclical - Retailers—0.6%
5,000,000	[1]	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, Series 144A, 2.074%, (3-month USLIBOR +0.500%), 12/13/2019	5,004,468
3,570,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 7/26/2022	3,540,492
4,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.125%, 6/1/2021	3,906,429
5,000,000	[1]	Home Depot, Inc., Sr. Unsecd. Note, 1.645%, (3-month USLIBOR +0.150%), 6/5/2020	5,010,325
		TOTAL	17,461,714
		Consumer Cyclical - Services—0.5%
8,500,000		Amazon.com, Inc., Sr. Unsecd. Note, Series 144A, 1.90%, 8/21/2020	8,435,124
6,000,000		Expedia, Inc., 7.456%, 8/15/2018	6,188,928
		TOTAL	14,624,052
		Consumer Non-Cyclical - Food/Beverage—2.3%
2,340,000		Anheuser-Busch InBev Finance, Inc., 1.90%, 2/1/2019	2,335,608
9,500,000	[1]	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 2.067%, (3-month USLIBOR +0.690%), 8/1/2018	9,529,675
5,348,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	5,362,996
3,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	3,667,320
9,700,000		Danone SA, Sr. Unsecd. Note, Series 144A, 1.691%, 10/30/2019	9,586,529
10,000,000	[1]	Kraft Heinz Foods Co., Sr. Unsecd. Note, 1.823%, (3-month USLIBOR +0.420%), 8/9/2019	10,025,983
2,560,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 1.45%, 7/15/2019	2,528,724
12,000,000	[1]	Mondelez International, Inc., Floating Rate Note - Sr. Note, 1.897%, (3-month USLIBOR +0.520%), 2/1/2019	12,031,197
2,700,000	[1]	PepsiCo, Inc., Sr. Unsecd. Note, 2.036%, (3-month USLIBOR +0.590%), 2/22/2019	2,716,816
4,120,000		Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 1/31/2020	4,096,991

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$6,820,000	[1]	Tyson Foods, Inc., Sr. Unsecd. Note, 1.891%, (3-month USLIBOR +0.450%), 8/21/2020	$6,838,477
		TOTAL	68,720,316
		Consumer Non-Cyclical - Health Care—0.4%
10,500,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 2.538%, (3-month USLIBOR +1.030%), 6/6/2022	10,561,686
		Consumer Non-Cyclical - Pharmaceuticals—2.1%
14,930,000		Abbott Laboratories, Sr. Unsecd. Note, 2.35%, 11/22/2019	14,938,400
2,000,000		AbbVie, Inc., Sr. Unsecd. Note, 1.80%, 5/14/2018	1,999,198
6,500,000	[1]	AstraZeneca PLC, Sr. Unsecd. Note, 2.156%, (3-month USLIBOR +0.620%), 6/10/2022	6,510,839
3,430,000		Eli Lilly & Co., Sr. Unsecd. Note, 2.35%, 5/15/2022	3,422,155
2,800,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 1.85%, 9/20/2019	2,788,767
4,000,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 2.35%, 2/1/2020	4,019,707
16,670,000	[1]	Johnson & Johnson, Sr. Unsecd. Note, 1.751%, (3-month USLIBOR +0.270%), 3/1/2019	16,716,116
10,000,000		Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 1.90%, 9/23/2019	9,912,562
2,940,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 1.70%, 7/19/2019	2,857,291
		TOTAL	63,165,035
		Consumer Non-Cyclical - Products—0.4%
10,000,000	[1]	Church and Dwight, Inc., Sr. Unsecd. Note, 1.517%, (3-month USLIBOR +0.150%), 1/25/2019	9,998,592
3,390,000		Stanley Black & Decker, Inc., Sub. Note, 1.622%, 11/17/2018	3,378,275
		TOTAL	13,376,867
		Consumer Non-Cyclical - Supermarkets—0.3%
2,500,000		Kroger Co., Sr. Unsecd. Note, 2.00%, 1/15/2019	2,495,993
7,410,000		Kroger Co., Sr. Unsecd. Note, Series GMTN, 1.50%, 9/30/2019	7,307,385
		TOTAL	9,803,378
		Consumer Non-Cyclical - Tobacco—0.5%
10,000,000	[1]	Bat Capital Corp., Sr. Unsecd. Note, Series 144A, 2.296%, (3-month USLIBOR +0.880%), 8/15/2022	10,125,975
4,000,000		Reynolds American, Inc., Sr. Unsecd. Note, 2.30%, 6/12/2018	4,005,117
		TOTAL	14,131,092
		Energy - Independent—0.2%
6,665,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 1.75%, 1/15/2018	6,663,863
		Energy - Integrated—1.7%
6,000,000	[1]	BP Capital Markets PLC, Floating Rate Note - Sr. Note, 2.305%, (3-month USLIBOR +0.630%), 9/26/2018	6,023,026
2,780,000	[1]	BP Capital Markets PLC, Sr. Unsecd. Note, 2.470%, (3-month USLIBOR +0.870%), 9/16/2021	2,832,357
10,000,000	[1]	Chevron Corp., Unsecd. Note, 1.946%, (3-month USLIBOR +0.530%), 11/15/2021	10,128,606
12,000,000	[1]	Exxon Mobil Corp., Sr. Unsecd. Note, 2.261%, (3-month USLIBOR +0.780%), 3/1/2019	12,105,445
8,750,000	[1]	Petroleos Mexicanos, Floating Rate Note - Sr. Note, 3.374%, (3-month USLIBOR +2.020%), 7/18/2018	8,826,562
4,000,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.375%, 5/10/2019	3,966,008
7,000,000	[1]	Statoil ASA, Floating Rate Note - Sr. Note, 1.706%, (3-month USLIBOR +0.290%), 5/15/2018	7,001,594
		TOTAL	50,883,598
		Energy - Refining—0.2%
5,830,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 2.70%, 12/14/2018	5,852,267
		Financial Institution - Banking—9.0%
7,500,000	[1]	American Express Co., Floating Rate Note - Sr. Note, 2.036%, (3-month USLIBOR +0.590%), 5/22/2018	7,510,213
5,050,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	5,068,786
16,000,000	[1]	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.037%, (3-month USLIBOR +0.660%), 2/1/2019	16,085,849
3,500,000	[1]	Bank of America Corp., Floating Rate Note - Sr. Note, 2.399%, (3-month USLIBOR +1.040%), 1/15/2019	3,529,591
10,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 2.365%, (3-month USLIBOR +1.000%), 4/24/2023	10,167,000
5,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.023%, (3-month USLIBOR +0.660%), 7/21/2021	5,025,624
7,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.543%, (3-month USLIBOR +1.180%), 10/21/2022	7,142,101
10,000,000	[1]	Bank of Montreal, Floating Rate Note - Sr. Note, Series MTN, 1.950%, (3-month USLIBOR +0.600%), 4/9/2018	10,012,804

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$8,000,000	[1]	Bank of Montreal, Sr. Unsecd. Note, Series MTN, 2.028%, (3-month USLIBOR +0.440%), 6/15/2020	$8,023,018
1,575,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.60%, 5/22/2018	1,573,660
7,900,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.016%, (3-month USLIBOR +0.480%), 9/11/2019	7,938,693
5,000,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.428%, (3-month USLIBOR +1.050%), 10/30/2023	5,140,517
7,690,000	[1]	Capital One NA, Sr. Unsecd. Note, Series BKNT, 2.528%, (3-month USLIBOR +1.150%), 1/30/2023	7,738,413
5,000,000		Citigroup, Inc., 1.80%, 2/5/2018	4,999,588
5,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 2.140%, (3-month USLIBOR +0.790%), 1/10/2020	5,031,151
3,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 2.445%, (3-month USLIBOR +0.930%), 6/7/2019	3,024,273
5,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 2.593%, (3-month USLIBOR +1.070%), 12/8/2021	5,083,308
10,000,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 2.338%, (3-month USLIBOR +0.830%), 9/6/2021	10,111,618
5,550,000	[1]	Fifth Third Bank, Sr. Unsecd. Note, 2.265%, (3-month USLIBOR +0.590%), 9/27/2019	5,586,555
15,000,000	[1]	Goldman Sachs Group, Inc., Floating Rate Note - Sr. Note, Series MTN, 2.516%, (3-month USLIBOR +1.100%), 11/15/2018	15,094,771
5,760,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.481%, (3-month USLIBOR +1.110%), 4/26/2022	5,829,756
3,750,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.523%, (3-month USLIBOR +1.160%), 4/23/2020	3,809,005
4,800,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	4,799,671
5,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.595%, (3-month USLIBOR +1.230%), 10/24/2023	5,133,458
7,850,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, Series 1, 2.008%, (3-month USLIBOR +0.630%), 1/28/2019	7,887,729
2,780,000		JPMorgan Chase Bank, N.A., Sr. Unsecd. Note, Series BKNT, 1.65%, 9/23/2019	2,756,920
7,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.046%, (3-month USLIBOR +0.610%), 5/18/2022	7,038,126
6,500,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 2.121%, (3-month USLIBOR +0.640%), 12/1/2021	6,467,777
6,000,000	[1]	Morgan Stanley, Floating Rate Note - Sr. Note, 2.215%, (3-month USLIBOR +0.850%), 1/24/2019	6,032,212
10,000,000	[1]	Morgan Stanley, Floating Rate Note - Sr. Note, Series GMTN, 2.647%, (3-month USLIBOR +1.280%), 4/25/2018	10,033,128
2,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, 2.514%, (3-month USLIBOR +1.140%), 1/27/2020	2,029,432
1,250,000		PNC Bank National Association, Sec. Fac. Bond, Series BKNT, 2.00%, 5/19/2020	1,240,170
6,665,000	[1]	PNC Bank National Association, Sr. Unsecd. Note, 1.874%, (3-month USLIBOR +0.500%), 7/27/2022	6,686,222
4,680,000	[1]	PNC Bank, N.A., Sr. Unsecd. Note, 1.915%, (3-month USLIBOR +0.400%), 12/7/2018	4,689,058
2,730,000		State Street Corp., Sr. Unsecd. Note, 1.95%, 5/19/2021	2,691,639
10,000,000	[1]	SunTrust Bank, Sr. Unsecd. Note, 1.910%, (3-month USLIBOR +0.530%), 1/31/2020	10,057,979
9,580,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, Series BKNT, 1.505%, (3-month USLIBOR +0.140%), 10/23/2020	9,576,075
5,000,000	[1]	U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 1.858%, (3-month USLIBOR +0.480%), 10/28/2019	5,025,605
5,100,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 2.61%, (3-month USLIBOR +1.230%), 10/31/2023	5,239,136
5,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series GMTN, 1.50%, 1/16/2018	4,999,491
15,000,000	[1]	Westpac Banking Corp., Floating Rate Note, 2.118%, (3-month USLIBOR +0.740%), 7/30/2018	15,052,590
		TOTAL	270,962,712
		Financial Institution - Broker/Asset Mgr/Exchange—0.3%
9,425,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	9,518,241
		Financial Institution - Insurance - Health—0.5%
10,590,000	[1]	UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.437%, (3-month USLIBOR +0.070%), 10/15/2020	10,581,696
4,430,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.70%, 2/15/2019	4,414,337
		TOTAL	14,996,033
		Financial Institution - Insurance - Life—1.6%
4,000,000	[1]	MET Life Global Funding I, Series 144A, 1.833%, (3-month USLIBOR +0.220%), 9/19/2019	4,002,199
6,665,000		Mass Mutual Global Funding II, Sec. Fac. Bond, Series 144A, 1.95%, 9/22/2020	6,590,921
10,000,000	[1]	MetLife Global Funding I, Sec. Fac. Bond, Series 144A, 2.043%, (3-month USLIBOR +0.430%), 12/19/2018	10,031,797
6,500,000	[1]	New York Life Global Funding, Sec. Fac. Bond, Series 144A, 1.527%, (3-month USLIBOR +0.180%), 7/6/2018	6,505,131
10,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, Series 144A, 1.620%, (3-month USLIBOR +0.270%), 4/9/2020	10,022,989
11,000,000	[1]	Prudential Financial, Inc., Floating Rate Note - Sr. Note, Series MTN, 2.196%, (3-month USLIBOR +0.780%), 8/15/2018	11,043,051
		TOTAL	48,196,088

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—0.4%
$3,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.30%, 5/15/2018	$2,993,303
4,200,000	[1]	Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.606%, (3-month USLIBOR +0.250%), 1/11/2019	4,208,701
4,000,000	[1]	Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.676%, (3-month USLIBOR +0.260%), 8/15/2019	4,016,531
		TOTAL	11,218,535
		Other—0.0%
870,395	[1,2,3]	Carlyle Global Market Strategies, 3.353%, (3-month USLIBOR +2.000%), 7/15/2019	870,395
		Sovereign—0.9%
22,642,000	[1]	State of Saarland, Unsecd. Note, Series 3, 0.000%, (6-month EURIBOR +0.040%), 1/18/2018	27,173,780
		Supranational—0.4%
9,057,000		European Stability Mechanism, Sr. Unsecd. Note, 0.000%, 1/11/2018	10,868,502
		Technology—2.5%
3,750,000	[1]	Apple, Inc., Floating Rate Note - Sr. Note, 1.635%, (3-month USLIBOR +0.250%), 5/3/2018	3,752,437
5,000,000	[1]	Apple, Inc., Floating Rate Note - Sr. Note, 1.691%, (3-month USLIBOR +0.300%), 5/6/2019	5,021,028
5,000,000	[1]	Apple, Inc., Sr. Unsecd. Note, 1.483%, (3-month USLIBOR +0.070%), 5/11/2020	4,995,960
3,000,000	[1]	Apple, Inc., Sr. Unsecd. Note, 2.274%, (3-month USLIBOR +0.820%), 2/22/2019	3,027,055
4,935,000		Broadcom Corp., Sr. Unsecd. Note, Series 144A, 3.00%, 1/15/2022	4,897,245
11,000,000	[1]	Cisco Systems, Inc., Floating Rate Note - Sr. Note, 1.981%, (3-month USLIBOR +0.500%), 3/1/2019	11,055,499
9,460,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 3.48%, 6/1/2019	9,580,951
8,000,000		IBM Corp., Unsecd. Note, 1.125%, 2/6/2018	7,995,254
3,500,000		Keysight Technologies, Inc., 3.30%, 10/30/2019	3,534,223
2,000,000		Microsoft Corp., Sr. Unsecd. Note, 1.00%, 5/1/2018	1,996,726
8,000,000	[1]	Oracle Corp., Floating Rate Note - Sr. Note, 1.939%, (3-month USLIBOR +0.580%), 1/15/2019	8,042,793
5,000,000	[1]	Qualcomm, Inc., Sr. Unsecd. Note, 2.108%, (3-month USLIBOR +0.730%), 1/30/2023	4,995,487
5,600,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	5,735,427
		TOTAL	74,630,085
		Transportation - Services—0.2%
5,100,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.35%, 2/26/2019	5,105,769
		Utility - Electric—1.3%
1,500,000		AEP Texas, Inc., Sr. Unsecd. Note, Series 144A, 2.40%, 10/1/2022	1,479,145
5,000,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 2.15%, 11/13/2020	4,979,764
3,110,000		Duke Energy Florida LLC, Sr. Unsecd. Note, 2.10%, 12/15/2019	3,107,761
10,000,000	[1]	Duke Energy Progress LLC, 1.703%, (3-month USLIBOR +0.180%), 9/8/2020	10,005,799
4,170,000		Emera US Finance LP, Sr. Unsecd. Note, 2.15%, 6/15/2019	4,154,872
1,760,000		National Rural Utilities Cooperative Finance Corp., 1.65%, 2/8/2019	1,751,985
4,900,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 1.50%, 11/1/2019	4,838,471
3,060,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.30%, 4/1/2019	3,059,032
5,515,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 1.60%, 11/15/2019	5,425,984
		TOTAL	38,802,813
		Utility - Natural Gas—0.3%
10,000,000	[1]	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 1.697%, (3-month USLIBOR +0.275%), 11/15/2019	10,007,298
		TOTAL CORPORATE BONDS (IDENTIFIED COST $984,696,796)	988,871,554
		MUNICIPAL BOND—0.4%
		Municipal Services—0.4%
11,000,000	[1]	Mississippi State, Taxable UT GO Bonds (Series 2017C) FRNs, 1.78%, (1-month USLIBOR +0.400%), 5/1/2020 (IDENTIFIED COST $11,000,000)	11,004,070
		MORTGAGE-BACKED SECURITY—0.0%
		Federal National Mortgage Association—0.0%
404,119		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033 (IDENTIFIED COST $427,230)	463,215

Principal Amount or Shares			Value
		CERTIFICATE OF DEPOSIT—0.2%
		Financial Institution - Banking—0.2%
$6,000,000		Bayerische Landesbank, 1.71%, 8/17/2018 (IDENTIFIED COST $6,000,000)	$5,995,258
		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.1%
		Commercial Mortgage—2.1%
505,770		Commercial Mortgage Trust 2013-CR8, Class A1, 1.024%, 6/10/2046	504,617
25,000,000	[1]	Cosmopolitan Hotel Trust 2017-CSMO, Class B, 2.780%, (1-month USLIBOR +1.400%), 11/15/2031	25,039,065
10,679,416	[1]	JPMBB Commercial Mortgage Securities Trust 2013-C15, Class A2FL, 2.127%, (1-month USLIBOR +0.650%), 11/15/2045	10,680,640
15,000,000	[1]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 2.234%, (1-month USLIBOR +0.790%), 4/10/2046	15,127,620
8,000,000	[1]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 2.527%, (1-month USLIBOR +1.050%), 7/15/2046	8,073,826
5,000,000	[1]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 2.677%, (1-month USLIBOR +1.200%), 6/15/2045	5,053,206
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $64,185,181)	64,478,974
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.6%
		Federal Home Loan Mortgage Corporation—0.6%
1,001	[1]	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 1.827%, (1-month USLIBOR +0.350%), 2/15/2018	1,001
2,359,960	[1]	Federal Home Loan Mortgage Corp. REMIC 2819 F, 1.877%, (1-month USLIBOR +0.400%), 6/15/2034	2,371,521
573,431	[1]	Federal Home Loan Mortgage Corp. REMIC 3071 TF, 1.777%, (1-month USLIBOR +0.300%), 4/15/2035	573,910
1,476,395	[1]	Federal Home Loan Mortgage Corp. REMIC 3084 XF, 1.997%, (1-month USLIBOR +0.520%), 12/15/2035	1,489,033
439,319	[1]	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 1.937%, (1-month USLIBOR +0.460%), 2/15/2034	441,725
1,699,110	[1]	Federal Home Loan Mortgage Corp. REMIC 3153 EF, 1.887%, (1-month USLIBOR +0.410%), 5/15/2036	1,704,618
695,167	[1]	Federal Home Loan Mortgage Corp. REMIC 3153 FJ, 1.857%, (1-month USLIBOR +0.380%), 5/15/2036	696,586
388,104	[1]	Federal Home Loan Mortgage Corp. REMIC 3156 HF, 1.962%, (1-month USLIBOR +0.485%), 8/15/2035	390,496
122,446	[1]	Federal Home Loan Mortgage Corp. REMIC 3191 FE, 1.877%, (1-month USLIBOR +0.400%), 7/15/2036	122,721
484,030	[1]	Federal Home Loan Mortgage Corp. REMIC 3211 FN, 1.777%, (1-month USLIBOR +0.300%), 9/15/2036	483,360
632,241	[1]	Federal Home Loan Mortgage Corp. REMIC 3317 F, 1.877%, (1-month USLIBOR +0.400%), 7/15/2036	633,251
236,721	[1]	Federal Home Loan Mortgage Corp. REMIC 3320 FM, 1.877%, (1-month USLIBOR +0.400%), 7/15/2036	237,938
241,118	[1]	Federal Home Loan Mortgage Corp. REMIC 3339 AF, 1.927%, (1-month USLIBOR +0.450%), 7/15/2037	242,029
2,273,938	[1]	Federal Home Loan Mortgage Corp. REMIC 3382 FG, 2.077%, (1-month USLIBOR +0.600%), 11/15/2037	2,298,761
1,967,493	[1]	Federal Home Loan Mortgage Corp. REMIC 3387 PF, 1.897%, (1-month USLIBOR +0.420%), 11/15/2037	1,974,697
244,953	[1]	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 2.227%, (1-month USLIBOR +0.750%), 7/15/2036	248,509
704,524	[1]	Federal Home Loan Mortgage Corp. REMIC 3556 FA, 2.387%, (1-month USLIBOR +0.910%), 7/15/2037	716,878
4,429,351	[1]	Federal Home Loan Mortgage Corp. REMIC KGRP A, 1.752%, (1-month USLIBOR +0.380%), 4/25/2020	4,434,849
		TOTAL	19,061,883
		Federal National Mortgage Association—0.3%
229,238	[1]	Federal National Mortgage Association REMIC 2002-77 FA, 2.491%, (1-month USLIBOR +1.000%), 12/18/2032	233,570
688,336	[1]	Federal National Mortgage Association REMIC 2006-119 CF, 1.852%, (1-month USLIBOR +0.300%), 12/25/2036	687,658
561,515	[1]	Federal National Mortgage Association REMIC 2006-44 FK, 1.982%, (1-month USLIBOR +0.430%), 6/25/2036	563,859
2,603,009	[1]	Federal National Mortgage Association REMIC 2006-61 FQ, 1.952%, (1-month USLIBOR +0.400%), 7/25/2036	2,610,566
560,517	[1]	Federal National Mortgage Association REMIC 2006-79 DF, 1.902%, (1-month USLIBOR +0.350%), 8/25/2036	561,144
1,518,273	[1]	Federal National Mortgage Association REMIC 2006-81 FB, 1.902%, (1-month USLIBOR +0.350%), 9/25/2036	1,520,121
1,294,468	[1]	Federal National Mortgage Association REMIC 2006-W1 2AF1, 1.772%, (1-month USLIBOR +0.220%), 2/25/2046	1,282,746
888,718	[1]	Federal National Mortgage Association REMIC 2007-88 FY, 2.012%, (1-month USLIBOR +0.460%), 9/25/2037	895,027
449,190	[1]	Federal National Mortgage Association REMIC 2007-97 FE, 2.002%, (1-month USLIBOR +0.450%), 7/25/2037	451,257
266,481	[1]	Federal National Mortgage Association REMIC 2008-69 FB, 2.552%, (1-month USLIBOR +1.000%), 6/25/2037	273,726
163,128	[1]	Federal National Mortgage Association REMIC 2009-42 FG, 2.352%, (1-month USLIBOR +0.800%), 5/25/2039	164,381
28,572	[1]	Federal National Mortgage Association REMIC 2009-63 FB, 2.052%, (1-month USLIBOR +0.500%), 8/25/2039	28,720
638,910	[1]	Federal National Mortgage Association REMIC 2009-69 F, 2.402%, (1-month USLIBOR +0.850%), 4/25/2037	651,795
		TOTAL	9,924,570
		Government Agency—0.1%
2,379,173		FDIC Trust 2013-R1, Class A, 1.15%, 3/25/2033	2,353,014

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Government Agency—continued
$849,491	[1]	NCUA Guaranteed Notes 2011-R1, Class 1A, 1.779%, (1-month USLIBOR +0.450%), 1/8/2020	$850,985
		TOTAL	3,203,999
		Government National Mortgage Association—1.0%
11,856,410	[1]	Government National Mortgage Association REMIC 2012-H31 FA, 1.593%, (1-month USLIBOR +0.350%), 11/20/2062	11,808,572
7,656,456	[1]	Government National Mortgage Association REMIC 2013-H16 FA, 1.783%, (1-month USLIBOR +0.540%), 7/20/2063	7,666,129
8,608,584	[1]	Government National Mortgage Association REMIC 2013-H17 FA, 1.793%, (1-month USLIBOR +0.550%), 7/20/2063	8,621,346
		TOTAL	28,096,047
		Non-Agency Mortgage—1.6%
168,038		C-BASS ABS LLC Series 1999-3, Class B1, 6.24%, 2/3/2029	134,662
334,225	[1]	Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 2.051%, (1-month USLIBOR +0.550%), 11/20/2035	121,979
3,427,650	[1]	Gosforth Funding PLC 2016-1A, Class A1A, 2.116%, (3-month USLIBOR +0.700%), 2/15/2058	3,439,315
10,370,635	[1]	Gosforth Funding PLC 2017-1A, Class A1A, 2.083%, (3-month USLIBOR +0.470%), 12/19/2059	10,380,694
229,772	[1]	Impac CMB Trust 2004-7, Class 1A2, 2.472%, (1-month USLIBOR +0.920%), 11/25/2034	223,779
381,428	[1]	Impac CMB Trust 2004-9, Class 1A2, 2.432%, (1-month USLIBOR +0.880%), 1/25/2035	348,606
610,452	[1]	Mellon Residential Funding Corp. 2001-TBC1, Class A1, 2.177%, (1-month USLIBOR +0.700%), 11/15/2031	601,583
152,080		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	154,476
1,006,011		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	952,899
2,696,872		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	2,560,147
3,989,358		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.45%, 2/25/2043	3,829,810
4,367,545		Sierra Receivables Funding Co., 2016-3A, Class A, 2.43%, 10/20/2033	4,265,238
17,800,000	[1]	Silverstone Master Issuer 2015-1A, Class 2A2, 1.917%, (3-month USLIBOR +0.550%), 1/21/2070	17,856,729
702,683	[1]	Washington Mutual 2006-AR1, Class 2A1B, 2.133%, 1/25/2046	691,820
1,005,996	[1]	Washington Mutual 2006-AR15, Class 1A, 1.903%, (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	911,227
546,743	[1]	Washington Mutual 2006-AR17, Class 1A, 1.822%, (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	501,038
108,491		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.676%, 7/25/2034	109,741
		TOTAL	47,083,743
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $107,955,659)	107,370,242
		FOREIGN GOVERNMENT/AGENCY—0.4%
		Sovereign—0.4%
9,057,000		Germany, Government of, Unsecd. Note, 0.000%, 1/10/2018 (IDENTIFIED COST $10,650,654)	10,868,882
	[4]	COMMERCIAL PAPER—2.8%
		Consumer Cyclical - Automotive—0.2%
6,000,000		Ford Motor Credit Co. LLC, 1.99%, 4/2/2018	5,970,641
		Consumer Non-Cyclical - Food/Beverage—0.2%
3,000,000		Anheuser-Busch INBEV WWD, 1.27%, 2/20/2018	2,994,792
3,882,000		Anheuser-Busch INBEV WWD, 1.62%, 7/5/2018	3,843,745
		TOTAL	6,838,537
		Energy - Midstream—0.5%
15,000,000		Energy Transfer Partners LP, 2.46%, 1/18/2018	14,982,646
		Financial Institution - Banking—0.5%
15,000,000		Bank of Nova Scotia, Toronto, 1.54%, 8/30/2018	14,806,528
		Sovereign—0.5%
15,000,000		Corp Andina De Fomento, 1.57%, 4/5/2018	14,936,748
		Utility - Electric—0.4%
10,000,000		Electricite de France SA, 1.91%, 1/5/2018	9,997,922

Principal Amount or Shares			Value
	[4]	COMMERCIAL PAPER—continued
		Utility - Natural Gas—0.5%
$15,000,000		Enbridge Energy Partners LP, 2.51%, 3/5/2018	$14,951,105
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $82,516,899)	82,484,127
	[5]	INVESTMENT COMPANIES—8.8%
8,112,116		Federated Bank Loan Core Fund	81,689,011
124,515,603		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.44%[6]	124,503,152
845,060		Federated Mortgage Core Portfolio	8,281,588
779,851		Federated Project and Trade Finance Core Fund	7,081,048
6,759,166		High Yield Bond Portfolio	43,258,661
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $267,641,545)	264,813,460
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $2,979,550,367)	2,979,320,310
		OTHER ASSETS AND LIABILITIES - NET—0.5%[7]	14,301,541
		TOTAL NET ASSETS—100%	$2,993,621,851
At December 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
[8]United States Treasury Note 2-Year Short Futures	1,000	$214,109,376	March 2018	$375,762
The average notional value of short futures contracts held by the Fund throughout the period was $214,894,532. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At December 31, 2017, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold:
1/10/2018	JPMorgan Chase Bank N.A	9,057,000 EUR	$10,691,001	$(180,563)
1/11/2018	JPMorgan Chase Bank N.A	9,057,000 EUR	$10,704,089	$(168,094)
1/18/2018	JPMorgan Chase Bank N.A	4,528,000 EUR	$5,353,989	$(83,670)
1/18/2018	JPMorgan Chase Bank N.A	18,114,000 EUR	$21,395,895	$(357,143)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(789,470)
The average value at settlement date payable and receivable of foreign exchange contracts sold by the Fund throughout the period was $197,368. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts and Foreign Exchange Contracts is included in
“Other Assets and Liabilities—Net.”
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2017, these restricted securities amounted to $870,395, which represented 0.0% of total net assets.
4	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
5	Affiliated holdings.

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2017, were as follows:
	Balance of Shares Held 9/30/2017	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 12/31/2017	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Dividend Income
Federated Bank Loan Core Fund	8,010,503	101,613	—	8,112,116	$81,689,011	$(242,442)	—	$1,025,357
Federated Institutional Prime Value Obligations Fund, Institutional Shares	130,935,567	338,177,384	(344,597,348)	124,515,603	$124,503,152	$(27,658)	$(9,866)	$409,652
Federated Mortgage Core Portfolio	838,952	6,108	—	845,060	$8,281,588	$(41,987)	—	$59,881
Federated Project and Trade Finance Core Fund	770,993	8,858	—	779,851	$7,081,048	$(23,248)	—	$80,547
High Yield Bond Fund	6,658,661	100,505	—	6,759,166	$43,258,661	$(535,034)	—	$645,640
TOTAL OF AFFILIATED TRANSACTIONS	147,214,676	338,394,468	(344,597,348)	141,011,796	$264,813,460	$(870,369)	$(9,866)	$2,221,077
6	7-day net yield.
7	Assets, other than investments in securities, less liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$2,706,360	$—	$2,706,360
Asset-Backed Securities	—	1,440,251,125	13,043	1,440,264,168
Corporate Bonds	—	988,001,159	870,395	988,871,554
Municipal Bond	—	11,004,070	—	11,004,070
Mortgage-Backed Security	—	463,215	—	463,215
Certificate of Deposit	—	5,995,258	—	5,995,258
Commercial Mortgage-Backed Securities	—	64,478,974	—	64,478,974
Collateralized Mortgage Obligations	—	107,370,242	—	107,370,242
Foreign Government/Agency	—	10,868,882	—	10,868,882
Commercial Paper	—	82,484,127	—	82,484,127
Investment Companies[1]	124,503,152	—	—	264,813,460
TOTAL SECURITIES	$124,503,152	$2,713,623,412	$883,438	$2,979,320,310
Other Financial Instruments
Assets
Futures Contracts	$375,762	$—	$—	$375,762
Liabilities
Foreign Exchange Contracts	$—	$(789,470)	$—	$(789,470)
TOTAL OTHER FINANCIAL INSTRUMENTS	$375,762	$(789,470)	$—	$(413,708)
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $140,310,308 are measured at fair value using the NAV per share practical expedient and have not yet been categorized in the chart above but are included in the Total column. The price of shares redeemed in Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CMT	—Constant Maturity Treasury
EUR	—Euro Currency
FDIC	—Federal Deposit Insurance Corporation
FNMA	—Federal National Mortgage Association
FRNs	—Floating Rate Notes
GMTN	—Global Medium Term Note
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
NCUA	—National Credit Union Administration
NIM	—Net Interest Margin
REMIC	—Real Estate Mortgage Investment Conduit
UT	—Unlimited Tax

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 22, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2018